Share capital and reserves (Narrative) (Details)								1 Months Ended							12 Months Ended
	Nov. 21, 2024 CAD ($) Share Year $ / shares	Aug. 01, 2024 CAD ($) Share Year $ / shares	May 24, 2024 CAD ($) Share $ / shares	Jan. 11, 2024 CAD ($) $ / shares shares	May 10, 2023 CAD ($) $ / shares shares	Feb. 09, 2023 CAD ($) Share Year $ / shares	Oct. 11, 2022 CAD ($) Share Year $ / shares	Nov. 30, 2023 CAD ($) Share Year $ / shares	Nov. 15, 2023 CAD ($) Share Year $ / shares	Jun. 30, 2023 CAD ($) $ / shares shares	Nov. 29, 2022 CAD ($) $ / shares shares	Jun. 23, 2022 CAD ($) Share Year $ / shares	Mar. 28, 2022 CAD ($) $ / shares shares	Jan. 25, 2022 CAD ($) Share Year $ / shares	Dec. 31, 2024 CAD ($) Share $ / shares shares	Dec. 31, 2023 CAD ($) Share shares	Dec. 31, 2022 CAD ($) Share $ / shares shares	Jan. 11, 2024 USD ($)	Feb. 17, 2022 shares	Dec. 31, 2021 shares	May 06, 2021 shares
Disclosure of classes of share capital [line items]
Number of shares issued | shares																			25,800,000
Shares issued on partial settlement of joint venture settlement obligation | shares															2,197,802
Share issue related cost																$ 7,482	$ 24,722
Reduction in accounts payable																$ 64,000	$ 17,500
Number of options exercised | Share															463,000	238,500	770,500
Proceeds from exercise of options															$ 484,300	$ 379,500	$ 956,000
Number of shares issued in exercise of warrants | shares															631,000
Number of warrants exercised | shares															631,000	5,000	150,000
Proceeds from exercise of warrants															$ 427,050	$ 7,500	$ 0
Settlement of loans upon excercise of warrants																	$ 202,500
Number of warrants granted | shares															900,000	820,000	3,561,926
Shares issued on acquisition of water rights																	$ 1,975,455
Gross proceeds from exercise of warrants																$ 7,500
Weighted average exercise price of options exercisable | $ / shares															$ 1.06
Number of share options granted | Share															375,000	1,625,000	1,250,000
Expense from share-based payment transactions															$ 216,620	$ 1,176,190	$ 954,465
Share capital [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares															37,370,157	34,078,355	33,474,855
Number of shares outstanding | shares															37,370,157	34,078,355	33,474,855			28,992,429
Shares issued on partial settlement of joint venture settlement obligation | shares															2,197,802
Number of units issued | shares																	925,926
Share issue related cost																$ 7,482	$ 24,722
Fair value of warrants at grant date																	$ 716,196
Expected life of warrants																	3 years
Units issued for water rights | shares																	925,926
Warrants exercise price | $ / shares																	$ 1.46
Shares issued on acquisition of water rights																	$ 1,259,259
Expected volatility of warrants																	89.44%
Risk-free interest rate of warrants																	3.48%
Dividend yield of warrants																	0.00%
Non-brokered private placement [Member]
Disclosure of classes of share capital [line items]
Number of units issued | shares					360,000						577,000		2,059,000
Units issued, price per unit | $ / shares					$ 1.25						$ 1.3		$ 1.25
Gross proceeds from units issued					$ 386,000						$ 750,100		$ 2,368,750
Share issue related cost					7,482						4,501		20,221
Fair value of warrants at grant date					$ 184,998						$ 285,709		$ 938,886
Expected life of warrants					5 years						3 years		3 years
Reduction in accounts payable					$ 64,000								$ 205,000
Number of warrants granted | shares					360,000						577,000		2,059,000
Weighted average exercise price of warrants granted | $ / shares					$ 1.5						$ 1.5		$ 1.35
Expected volatility of warrants					100.18%						89.57%		92.23%
Risk-free interest rate of warrants					2.99%						3.95%		2.37%
Dividend yield of warrants					0.00%						0.00%		0.00%
Unsecured Convertible Debenture [Member]
Disclosure of classes of share capital [line items]
Principal amount of convertible debentures																		$ 3,000,000
Amount of convertible debentures issued										$ 1,000,000
Interest rate per annum										12.00%
Debenture's term										three years
Conversion price of debentures | $ / shares				$ 1.25						$ 1.25
Discount rate of debentures										13.50%
Fair value of the debenture										$ 37,219
Number of warrants granted | shares				900,000
Weighted average exercise price of warrants granted | $ / shares				$ 1.3
Performance Shares [Member] | Mr. Sandford [Member]
Disclosure of classes of share capital [line items]
Number of shares expected to be issued on project achieving commercial operations date | shares																					100,000
Maximum number of shares to be issued on project achieving commercial operations date | shares																					2,600,000
Incentive Stock Option [Member] | Consultant [Member]
Disclosure of classes of share capital [line items]
Number of instruments granted in share-based payment arrangement | Share	75,000	300,000	350,000			75,000	650,000					100,000		500,000	500,000
Weighted average exercise price of options exercisable | $ / shares	$ 0.9	$ 0.7	$ 1.35			$ 1.5	$ 1.35					$ 1.15		$ 1.25	$ 1.25
Reduced weighted average exercise price of options exercisable | $ / shares			$ 0.82												$ 1
Incremental fair value of stock options			$ 129,196												$ 117,914
Description of maximum term of options granted for share-based payment arrangement	3 years	2 years				3 years	3 years					3 years		3 years
Fair value of share options granted	$ 30,046	$ 57,378				$ 40,105	$ 525,276					$ 72,339		$ 356,850
Expected option life | Year	3	2				0.03	3					3		3
Expected stock price volatility	70.73%	65.61%				86.36%	90.53%							93.38%
Expected dividend payment	$ 0	$ 0				$ 0	$ 0					$ 0		$ 0
Risk-free interest rate	3.35%	3.36%				3.67%	4.03%					3.14%		1.40%
Weighted average fair value per option	$ 0.4	$ 0.19				$ 0.53	$ 0.81					$ 0.72		$ 0.71
Weighted average share price of options granted | $ / shares	$ 0.85	$ 0.59				$ 1.08	$ 1.36					$ 1.12		$ 1.22
Incentive Stock Option [Member] | Consultant [Member]
Disclosure of classes of share capital [line items]
Number of instruments granted in share-based payment arrangement | Share						150,000
Weighted average exercise price of options exercisable | $ / shares						$ 1.1
Description of maximum term of options granted for share-based payment arrangement						3 years
Fair value of share options granted						$ 91,688
Expected option life | Year						3
Expected stock price volatility						86.36%
Expected dividend payment						$ 0
Risk-free interest rate						3.67%
Weighted average fair value per option						$ 0.61
Weighted average share price of options granted | $ / shares						$ 1.08
Incentive Stock Option [Member] | Certain directors and officers [Member]
Disclosure of classes of share capital [line items]
Number of instruments granted in share-based payment arrangement | Share									1,200,000
Weighted average exercise price of options exercisable | $ / shares									$ 1.1
Description of maximum term of options granted for share-based payment arrangement									5 years
Fair value of share options granted									$ 902,816
Expected option life | Year									5
Expected stock price volatility									83.79%
Expected dividend payment									$ 0
Risk-free interest rate									3.88%
Weighted average fair value per option									$ 0.75
Weighted average share price of options granted | $ / shares									$ 1.1
Incentive Stock Option [Member] | Officer [Member]
Disclosure of classes of share capital [line items]
Number of instruments granted in share-based payment arrangement | Share								200,000
Weighted average exercise price of options exercisable | $ / shares								$ 1.1
Description of maximum term of options granted for share-based payment arrangement								5 years
Fair value of share options granted								$ 141,581
Expected option life | Year								5
Expected stock price volatility								83.80%
Expected dividend payment								$ 0
Risk-free interest rate								3.64%
Weighted average fair value per option								$ 0.71
Weighted average share price of options granted | $ / shares								$ 1.05
Convertible Debentures [Member]
Disclosure of classes of share capital [line items]
Fair value of warrants at grant date				$ 299,099						$ 185,426
Expected life of warrants				3 years						3 years
Number of warrants granted | shares				900,000						460,000
Weighted average exercise price of warrants granted | $ / shares				$ 1.3						$ 1.3
Expected volatility of warrants				67.30%						68.58%
Risk-free interest rate of warrants				3.79%						4.21%
Dividend yield of warrants				0.00%						0.00%